UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02968-99

Name of Registrant:	Vanguard Trustees’ Equity Fund
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2022—April 30, 2023

Item 1: Reports to Shareholders

Semiannual Report  |  April 30, 2023
Vanguard International Value Fund

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended April 30, 2023
International Value Fund	Beginning Account Value 10/31/2022	Ending Account Value 4/30/2023	Expenses Paid During Period
Based on Actual Fund Return	$1,000.00	$1,227.30	$2.15
Based on Hypothetical 5% Yearly Return	1,000.00	1,022.86	1.96
The calculations are based on expenses incurred in the most recent six-month period. The fund's annualized six-month expense ratio for that period is 0.39%. The dollar amounts shown as ”Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

International Value Fund
Fund Allocation
As of April 30, 2023

United Kingdom	14.5%
Japan	11.5
France	8.6
China	8.6
Germany	7.8
Switzerland	7.4
Hong Kong	6.2
Netherlands	4.7
United States	3.5
India	3.3
Brazil	2.9
Canada	2.5
South Korea	2.5
Singapore	2.5
Ireland	2.3
Indonesia	2.0
Finland	1.5
Taiwan	1.5
Denmark	1.1
Other	5.1
The table reflects the fund’s investments, except for short-term investments and derivatives.
3

International Value Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (94.8%)
Australia (0.5%)
	National Australia Bank Ltd.	1,805,110	34,750
	QBE Insurance Group Ltd.	1,765,216	18,051
	Adbri Ltd.	13,390,194	14,138
			66,939
Brazil (2.8%)
[1]	Banco Bradesco SA ADR	28,827,441	80,717
	Ambev SA ADR	28,812,100	80,674
	Petroleo Brasileiro SA Preference Shares	14,889,100	70,747
	Gerdau SA Preference Shares	11,975,460	60,456
	Itau Unibanco Holding SA Preference Shares	10,767,700	55,956
	Petroleo Brasileiro SA ADR	3,298,068	35,025
			383,575
Canada (2.4%)
	Suncor Energy Inc.	3,256,143	101,949
	Nutrien Ltd.	921,608	63,935
	Saputo Inc.	1,844,149	47,749
	Stella-Jones Inc.	886,900	34,708
	Bank of Nova Scotia	647,507	32,322
	Alimentation Couche-Tard Inc.	581,100	29,002
	North West Co. Inc.	721,411	21,160
			330,825
China (8.1%)
*	Alibaba Group Holding Ltd.	24,296,700	256,904
	Tencent Holdings Ltd.	3,408,400	151,388
*	Baidu Inc. ADR	1,084,345	130,783
	Ping An Insurance Group Co. of China Ltd. Class H	12,665,500	92,401
	ENN Energy Holdings Ltd.	6,020,300	82,548
	Li Ning Co. Ltd.	10,047,000	71,852
		Shares	Market Value• ($000)
	Sungrow Power Supply Co. Ltd. Class A	3,593,953	58,702
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	27,180,000	46,380
*	Alibaba Group Holding Ltd. ADR	505,386	42,801
	China Longyuan Power Group Corp. Ltd. Class H	39,737,000	41,703
	Wuxi Lead Intelligent Equipment Co. Ltd. Class A	5,994,938	33,183
	Autohome Inc. ADR	1,112,003	32,971
	Hengan International Group Co. Ltd.	6,509,000	29,072
*	Trip.com Group Ltd. ADR	603,258	21,422
*	Weibo Corp. ADR	1,156,924	20,258
			1,112,368
Denmark (1.0%)
	Carlsberg A/S Class B	498,698	82,533
*	Vestas Wind Systems A/S	1,969,298	54,492
			137,025
Egypt (0.2%)
	Commercial International Bank Egypt SAE (Registered) GDR	24,883,498	30,155
Finland (1.5%)
	Nokia OYJ	20,115,499	85,112
	Sampo OYJ Class A	1,571,237	79,685
	Nokian Renkaat OYJ	3,679,749	35,849
			200,646
France (8.2%)
	Airbus SE	1,443,615	202,156
	TotalEnergies SE	2,560,102	163,590
	Air Liquide SA	861,015	154,888
	Engie SA	8,409,958	134,595
	Pernod Ricard SA	416,762	96,251
	Thales SA	567,781	86,645
	Bureau Veritas SA	2,962,936	85,437
	Legrand SA	842,306	79,728
4

International Value Fund
		Shares	Market Value• ($000)
*	Accor SA	1,231,616	43,694
	Bouygues SA	952,603	34,884
	Teleperformance	158,348	31,647
	Safran SA	41,270	6,418
	ArcelorMittal SA	9,943	283
			1,120,216
Germany (7.3%)
*,2	Covestro AG	2,414,776	105,937
[1]	Fresenius Medical Care AG & Co. KGaA	1,804,580	87,565
	Bayerische Motoren Werke AG	769,720	86,274
	Henkel AG & Co. KGaA Preference Shares	965,047	78,023
*	Merck KGaA	388,917	69,759
[2]	Siemens Healthineers AG	1,029,148	64,142
	BASF SE	1,236,750	63,970
	Henkel AG & Co. KGaA	850,710	62,914
	MTU Aero Engines AG	238,991	62,752
	Jungheinrich AG Preference Shares	1,517,112	58,803
	Continental AG	830,599	58,281
	SAP SE	416,800	56,400
	Infineon Technologies AG	1,365,548	49,729
	FUCHS PETROLUB SE Preference Shares	1,217,817	48,112
	Fresenius SE & Co. KGaA	1,196,842	34,677
	Porsche Automobil Holding SE Preference Shares	387,480	21,581
			1,008,919
Hong Kong (5.8%)
	AIA Group Ltd.	20,315,000	221,171
*	Sands China Ltd.	44,212,800	158,345
*	Melco Resorts & Entertainment Ltd. ADR	9,936,595	135,535
*	Galaxy Entertainment Group Ltd.	7,365,000	52,419
	Jardine Matheson Holdings Ltd.	1,058,200	51,155
	Xinyi Glass Holdings Ltd.	18,622,000	34,070
	Sun Hung Kai Properties Ltd.	2,353,500	32,769
[2]	ESR Group Ltd.	18,994,000	29,690
	Yue Yuen Industrial Holdings Ltd.	15,119,000	22,753
	Hongkong Land Holdings Ltd.	4,853,100	21,598
[2]	WH Group Ltd.	38,320,243	21,334
	CK Asset Holdings Ltd.	3,309,500	19,570
			800,409
India (3.1%)
	ICICI Bank Ltd. ADR	4,855,982	110,474
	Housing Development Finance Corp. Ltd.	2,826,390	96,300
		Shares	Market Value• ($000)
	Adani Ports & Special Economic Zone Ltd.	9,657,767	80,736
	Zee Entertainment Enterprises Ltd.	26,516,183	63,997
	UPL Ltd.	5,264,954	47,783
	GAIL India Ltd.	25,743,969	33,839
			433,129
Indonesia (1.9%)
	Astra International Tbk. PT	212,092,100	97,831
	Bank Mandiri Persero Tbk. PT	219,186,600	77,483
	Telkom Indonesia Persero Tbk. PT ADR	1,567,073	45,132
	Telkom Indonesia Persero Tbk. PT	72,464,900	20,989
	Selamat Sempurna Tbk. PT	164,317,700	17,424
			258,859
Ireland (2.2%)
*	Ryanair Holdings plc ADR	1,645,813	157,323
*	ICON plc	379,267	73,081
	CRH plc	1,444,361	69,696
			300,100
Israel (0.1%)
*	Check Point Software Technologies Ltd.	94,500	12,036
Italy (0.5%)
	Brembo SpA	4,611,463	67,761
Japan (10.9%)
	Mitsubishi Electric Corp.	8,708,800	107,979
	Nomura Research Institute Ltd.	3,252,200	81,824
	Nidec Corp.	1,597,400	79,043
	Daikin Industries Ltd.	431,600	78,392
	Nitto Denko Corp.	1,141,400	73,790
	Denso Corp.	1,143,900	69,050
	Disco Corp.	574,600	65,421
	Nihon Kohden Corp.	2,341,300	64,781
	Daiwa Securities Group Inc.	13,582,400	63,086
	Toyota Motor Corp.	4,531,400	62,216
	Hoya Corp.	561,100	58,834
	ITOCHU Corp.	1,694,900	56,228
	Olympus Corp.	2,885,400	50,513
*	Renesas Electronics Corp.	3,300,300	43,011
	Koito Manufacturing Co. Ltd.	2,197,100	42,500
	Bandai Namco Holdings Inc.	1,853,700	42,108
	Kansai Electric Power Co. Inc.	3,780,000	40,804
	Ain Holdings Inc.	978,500	40,690
	Kubota Corp.	2,542,300	38,523

5

International Value Fund
		Shares	Market Value• ($000)
	Suzuki Motor Corp.	1,063,800	37,093
	Shimano Inc.	227,500	35,183
	Tokyo Electron Ltd.	294,600	33,733
	Subaru Corp.	1,876,700	30,631
	Murata Manufacturing Co. Ltd.	538,700	30,564
	Komatsu Ltd.	1,217,700	30,284
	Seria Co. Ltd.	1,604,500	28,523
	Nitori Holdings Co. Ltd.	220,100	28,027
	Nomura Holdings Inc.	6,973,200	24,998
	Omron Corp.	418,210	24,532
	Daito Trust Construction Co. Ltd.	160,200	15,183
	FANUC Corp.	414,500	13,998
			1,491,542
Mexico (0.7%)
	Grupo Financiero Banorte SAB de CV	11,158,700	96,496
Netherlands (4.4%)
	Universal Music Group NV	3,647,420	79,687
*	Prosus NV	979,743	73,318
	Wolters Kluwer NV	478,838	63,443
	Akzo Nobel NV	749,534	62,180
	Coca-Cola Europacific Partners plc	937,292	59,941
	Aegon NV	12,779,402	58,309
	ASM International NV	123,687	44,904
	Koninklijke Vopak NV	1,109,090	42,377
	IMCD NV	278,274	41,891
	SBM Offshore NV	2,514,230	35,538
*	AerCap Holdings NV	530,331	29,889
[1,2]	ABN AMRO Bank NV	979,952	15,706
			607,183
Norway (0.3%)
	Bakkafrost P/F	563,950	41,116
Panama (0.6%)
	Copa Holdings SA Class A	960,553	86,757
Philippines (0.2%)
	Puregold Price Club Inc.	43,303,300	25,528
Singapore (2.3%)
	DBS Group Holdings Ltd.	3,424,300	84,614
	United Overseas Bank Ltd.	3,637,800	77,260
	Venture Corp. Ltd.	4,408,600	56,323
	Sembcorp Industries Ltd.	16,821,100	54,124
	Singapore Telecommunications Ltd.	24,198,000	46,372
			318,693
South Africa (0.2%)
	Mr Price Group Ltd.	3,450,376	28,387
		Shares	Market Value• ($000)
South Korea (2.4%)
	Samsung Electronics Co. Ltd.	2,350,492	115,654
[2]	Samsung Electronics Co. Ltd. GDR	91,270	113,065
	SK Hynix Inc.	1,261,059	84,848
*	SK Square Co. Ltd.	309,162	9,853
			323,420
Spain (0.7%)
	Industria de Diseno Textil SA	1,442,044	49,573
*	Amadeus IT Group SA	632,608	44,463
			94,036
Sweden (0.4%)
	Assa Abloy AB Class B	2,366,316	56,380
Switzerland (7.0%)
*	Holcim AG	3,225,590	213,123
	Roche Holding AG	517,506	162,052
	Novartis AG (Registered)	1,416,867	144,937
	Cie Financiere Richemont SA (Registered) Class A	791,223	130,790
	ABB Ltd. (Registered)	2,373,145	85,608
*	DSM-Firmenich AG	561,313	73,454
	Adecco Group AG (Registered)	1,927,278	66,292
	Swatch Group AG	129,390	44,389
	UBS Group AG (Registered)	1,776,239	36,151
			956,796
Taiwan (1.4%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	7,612,000	124,651
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	706,735	59,578
	King Slide Works Co. Ltd.	1,116,000	15,031
			199,260
United Kingdom (13.8%)
	BP plc	35,134,891	235,720
	RELX plc	5,282,048	175,991
	Compass Group plc	4,774,264	125,950
	Shell plc	4,072,312	125,135
	HSBC Holdings plc	16,867,261	121,568
	Unilever plc	2,049,036	114,095
	Berkeley Group Holdings plc	1,961,528	109,771
	Smiths Group plc	4,258,600	90,047
	HSBC Holdings plc (XHKG)	12,406,800	89,001
	Anglo American plc	2,811,541	86,635
	Smith & Nephew plc	5,239,233	86,289
	IMI plc	4,226,990	84,810
	Taylor Wimpey plc	36,946,877	59,627
	Weir Group plc	2,454,760	56,811
	Travis Perkins plc	4,509,463	54,423

6

International Value Fund
		Shares	Market Value• ($000)
	Prudential plc	3,449,386	52,779
	Victrex plc	2,370,200	50,085
	Spectris plc	985,380	46,665
	RS Group plc	3,183,555	36,936
	Renishaw plc	650,357	29,500
	Whitbread plc	624,929	25,580
	Lloyds Banking Group plc	29,916,882	18,175
*	easyJet plc	2,644,536	16,591
	Direct Line Insurance Group plc	220,462	477
			1,892,661
United States (3.3%)
	Aon plc Class A	416,187	135,336
	RenaissanceRe Holdings Ltd.	383,167	82,538
	Linde plc	194,733	71,550
	Accenture plc Class A	237,551	66,583
	NXP Semiconductors NV	392,463	64,262
*	Capri Holdings Ltd.	750,819	31,159
			451,428
Vietnam (0.6%)
	Vietnam Dairy Products JSC	16,906,900	50,541
	Phu Nhuan Jewelry JSC	9,392,300	30,930
			81,471
Total Common Stocks (Cost $11,675,071)			13,014,116
	Shares	Market Value• ($000)
Temporary Cash Investments (4.7%)
Money Market Fund (4.7%)
[3,4] Vanguard Market Liquidity Fund, 4.853% (Cost $646,654)	6,468,378	646,773
Total Investments (99.5%) (Cost $12,321,725)		13,660,889
Other Assets and Liabilities—Net (0.5%)		72,132
Net Assets (100%)		13,733,021
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $61,851,000.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2023, the aggregate value was $349,874,000, representing 2.5% of net assets.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $65,946,000 was received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
MSCI EAFE Index	June 2023	1,976	212,380	9,026
MSCI Emerging Market Index	June 2023	1,733	85,281	707
				9,733
See accompanying Notes, which are an integral part of the Financial Statements.
7

International Value Fund
Statement of Assets and Liabilities
As of April 30, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $11,675,071)	13,014,116
Affiliated Issuers (Cost $646,654)	646,773
Total Investments in Securities	13,660,889
Investment in Vanguard	482
Foreign Currency, at Value (Cost $14,808)	14,859
Cash Collateral Pledged—Futures Contracts	8,632
Receivables for Investment Securities Sold	60,153
Receivables for Accrued Income	99,238
Receivables for Capital Shares Issued	10,661
Variation Margin Receivable—Futures Contracts	211
Total Assets	13,855,125
Liabilities
Due to Custodian	931
Payables for Investment Securities Purchased	35,616
Collateral for Securities on Loan	65,946
Payables for Capital Shares Redeemed	5,834
Payables to Investment Advisor	5,704
Payables to Vanguard	1,705
Deferred Foreign Capital Gains Taxes	6,368
Total Liabilities	122,104
Net Assets	13,733,021
1 Includes $61,851,000 of securities on loan.
At April 30, 2023, net assets consisted of:

Paid-in Capital	12,480,733
Total Distributable Earnings (Loss)	1,252,288
Net Assets	13,733,021

Net Assets
Applicable to 348,900,363 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	13,733,021
Net Asset Value Per Share	$39.36
See accompanying Notes, which are an integral part of the Financial Statements.
8

International Value Fund
Statement of Operations

Six Months Ended April 30, 2023
($000)
Investment Income
Income
Dividends[1]	204,055
Interest[2]	10,811
Securities Lending—Net	472
Total Income	215,338
Expenses
Investment Advisory Fees—Note B
Basic Fee	10,787
Performance Adjustment	410
The Vanguard Group—Note C
Management and Administrative	12,869
Marketing and Distribution	402
Custodian Fees	344
Shareholders’ Reports	102
Trustees’ Fees and Expenses	3
Other Expenses	782
Total Expenses	25,699
Net Investment Income	189,639
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	60,268
Futures Contracts	20,188
Foreign Currencies	1,390
Realized Net Gain (Loss)	81,846
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2,4]	2,307,538
Futures Contracts	26,352
Foreign Currencies	1,036
Change in Unrealized Appreciation (Depreciation)	2,334,926
Net Increase (Decrease) in Net Assets Resulting from Operations	2,606,411
1	Dividends are net of foreign withholding taxes of $16,953,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $10,611,000, $62,000, $2,000, and ($16,000), respectively. Purchases and sales are for temporary cash investment purposes.
3	Realized Gain (Loss) is net of foreign capital gains taxes of $5,729,000.
4	The change in unrealized appreciation (depreciation) is net of the change in deferred foreign capital gains taxes of ($7,149,000).
See accompanying Notes, which are an integral part of the Financial Statements.
9

International Value Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2023	Year Ended October 31, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	189,639	365,829
Realized Net Gain (Loss)	81,846	(314,479)
Change in Unrealized Appreciation (Depreciation)	2,334,926	(3,259,520)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,606,411	(3,208,170)
Distributions
Total Distributions	(341,585)	(633,591)
Capital Share Transactions
Issued	1,074,006	2,352,101
Issued in Lieu of Cash Distributions	304,194	576,930
Redeemed	(1,642,536)	(2,573,910)
Net Increase (Decrease) from Capital Share Transactions	(264,336)	355,121
Total Increase (Decrease)	2,000,490	(3,486,640)
Net Assets
Beginning of Period	11,732,531	15,219,171
End of Period	13,733,021	11,732,531
See accompanying Notes, which are an integral part of the Financial Statements.
10

International Value Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2023	Year Ended October 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$32.96	$43.76	$32.48	$36.63	$35.86	$39.26
Investment Operations
Net Investment Income[1]	.540	1.019	1.091	.684	1.104	.950
Net Realized and Unrealized Gain (Loss) on Investments	6.843	(10.011)	10.824	(3.723)	1.669	(3.607)
Total from Investment Operations	7.383	(8.992)	11.915	(3.039)	2.773	(2.657)
Distributions
Dividends from Net Investment Income	(.983)	(1.087)	(.635)	(1.111)	(.943)	(.743)
Distributions from Realized Capital Gains	—	(.721)	—	—	(1.060)	—
Total Distributions	(.983)	(1.808)	(.635)	(1.111)	(2.003)	(.743)
Net Asset Value, End of Period	$39.36	$32.96	$43.76	$32.48	$36.63	$35.86
Total Return[2]	22.73%	-21.28%	36.91%	-8.69%	8.48%	-6.95%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$13,733	$11,733	$15,219	$9,408	$10,360	$9,524
Ratio of Total Expenses to Average Net Assets[3]	0.39%	0.38%	0.36%	0.35%	0.37%	0.38%
Ratio of Net Investment Income to Average Net Assets	2.90%	2.68%	2.56%	2.05%	3.15%	2.41%
Portfolio Turnover Rate	13%	37%	33%	72%	38%	28%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of 0.01%, 0.00%, (0.01%), (0.02%), (0.01%), and (0.01%).
See accompanying Notes, which are an integral part of the Financial Statements.
11

International Value Fund
Notes to Financial Statements
Vanguard International Value Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in
12

International Value Fund
the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2023, the fund’s average investments in long and short futures contracts represented 2% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the
13

International Value Fund
higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the fund’s understanding of the applicable countries’ tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
B.  The investment advisory firms Lazard Asset Management LLC, ARGA Investment Management, LP, and Sprucegrove Investment Management Ltd. each provide investment advisory services to a portion of the fund for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fees of Lazard Asset Management LLC and ARGA Investment Management, LP, are subject to quarterly adjustments based on performance relative to the MSCI All Country World Index ex US for the preceding five years. The basic fee of Sprucegrove Investment Management Ltd. is subject to quarterly adjustments based on performance relative to the MSCI All Country World Index ex US since October 31, 2020.
Vanguard manages the cash reserves of the fund as described below.
For the six months ended April 30, 2023, the aggregate investment advisory fee paid to all advisors represented an effective annual basic rate of 0.16% of the fund’s average net assets, before a net increase of $410,000 (0.01%) based on performance.
14

International Value Fund
C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, distribution, and cash management services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2023, the fund had contributed to Vanguard capital in the amount of $482,000, representing less than 0.01% of the fund’s net assets and 0.19% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of April 30, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	1,277,531	71,550	—	1,349,081
Common Stocks—Other	871,283	10,793,752	—	11,665,035
Temporary Cash Investments	646,773	—	—	646,773
Total	2,795,587	10,865,302	—	13,660,889

Derivative Financial Instruments
Assets
Futures Contracts[1]	9,733	—	—	9,733
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
15

International Value Fund
E.  As of April 30, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	12,358,729
Gross Unrealized Appreciation	2,448,413
Gross Unrealized Depreciation	(1,136,520)
Net Unrealized Appreciation (Depreciation)	1,311,893
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2022, the fund had available capital losses totaling $290,452,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2023; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.  During the six months ended April 30, 2023, the fund purchased $1,676,108,000 of investment securities and sold $2,147,587,000 of investment securities, other than temporary cash investments.
G.  Capital shares issued and redeemed were:
	Six Months Ended April 30, 2023	Year Ended October 31, 2022
	Shares (000)	Shares (000)
Issued	28,768	61,320
Issued in Lieu of Cash Distributions	8,593	14,416
Redeemed	(44,377)	(67,638)
Net Increase (Decrease) in Shares Outstanding	(7,016)	8,098
H.  Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund's use of derivative(s) and the specific risks associated is described under significant accounting policies.
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International Value Fund
I.  Management has determined that no events or transactions occurred subsequent to April 30, 2023, that would require recognition or disclosure in these financial statements.
17

Trustees Approve Advisory Arrangements
The board of trustees of Vanguard International Value Fund has renewed the fund’s investment advisory arrangements with ARGA Investment Management, LP (ARGA); Sprucegrove Investment Management Ltd. (Sprucegrove); and Lazard Asset Management LLC (Lazard). The board determined that renewing the fund’s advisory arrangements was in the best interests of the fund and its shareholders.
The board based its decisions upon an evaluation of each advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisors and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.
Nature, extent, and quality of services
The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of each advisor. The board considered the following:
ARGA. ARGA is an independent investment management firm focused on global equities. The firm invests in businesses that it believes are undervalued based on its forecasts of long-term normalized earnings power and dividend-paying capabilities. ARGA’s investment philosophy is based on the belief that investors overreact to short-term developments, leading to opportunities to generate gains from investing in great businesses at compelling valuations. Unlike traditional value managers, ARGA does not rely specifically on regression to the mean. Its classic value-oriented process is designed to identify both company and systemic risk, stress-testing stocks to assess potential downside. The process is driven by bottom-up fundamental research completed by a team of business analysts leveraging the firm’s proprietary industry models to select stocks that trade at a discount to intrinsic value. ARGA has managed a portion of the fund since 2012.
Sprucegrove.  Sprucegrove is a Toronto-based boutique asset manager focused on serving institutional clients by applying a disciplined quality value philosophy focused on international and
18

global equities. The investment team at Sprucegrove employs a relative value approach by identifying high-quality companies translating to a defensive, lower-risk strategy over the long term. The investment process begins with a bottom-up idea generation process, where analysts identify high-quality companies as measured against the five pillars: above-average and consistent profitability, sustainable competitive advantages, financial strength, growth opportunities, and capable management. The investment process also involves analysts reviewing a decade of annual reports and balance sheets, understanding the fundamentals of both the company and its competitors, and ultimately coming to normalized projections of return on equity (ROE). Sprucegrove has managed a portion of the fund since 2020.
Lazard. Lazard, a subsidiary of the investment bank Lazard Freres & Co. LLC, provides investment management services for clients around the world in a variety of investment mandates, including international equities, domestic equities, and fixed income securities. The investment team at Lazard employs bottom-up stock selection to identify stocks with sustainable financial productivity and attractive valuations overlooked by most market participants. The investment process seeks to take advantage of three types of market inefficiencies: compounders, mispriced companies, and restructuring. The investment process leverages collaboration between the portfolio management team and Lazard’s global research platform, including an experienced team of global sector analysts who perform deep fundamental analysis of individual companies. Lazard has managed a portion of the fund since 2006.
The board concluded that each advisor’s experience, stability, depth, and performance, among other factors, warranted approval of the advisory arrangements.
Investment performance
The board considered the short- and long-term performance of the fund and each advisor, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangements should continue.
Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rates were also below the peer-group average.
The board did not consider the profitability of ARGA, Sprucegrove, or Lazard in determining whether to approve the advisory fees, because the firms are independent of Vanguard and the advisory fees are the result of arm’s-length negotiations.
The benefit of economies of scale
The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the fund’s advisory fee schedules with ARGA, Sprucegrove, and Lazard. The breakpoints reduce the effective rate of the fees as the fund’s assets managed by each firm increase.
The board will consider whether to renew the advisory arrangements again after a one-year period.
19

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Trustees’ Equity Fund approved the appointment of liquidity risk management program administrators responsible for administering Vanguard International Value Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2022, through December 31, 2022 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
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© 2023 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q462 062023

Semiannual Report  |  April 30, 2023
Vanguard Diversified Equity Fund

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. The Diversified Equity Fund has no direct expenses, but bears its proportionate share of the costs for the underlying funds in which it invests. These indirect expenses make up the acquired fund fees and expenses, also expressed as a percentage of average net assets. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The costs were calculated using the acquired fund fees and expenses for the Diversified Equity Fund.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended April 30, 2023
Diversified Equity Fund	Beginning Account Value 10/31/2022	Ending Account Value 4/30/2023	Expenses Paid During Period
Based on Actual Fund Return	$1,000.00	$1,073.60	$1.80
Based on Hypothetical 5% Yearly Return	1,000.00	1,023.06	1.76
The calculations are based on acquired fund fees and expenses for the most recent six-month period. The underlying funds' annualized expense figure for that period is 0.35%. The dollar amounts shown as ”Expenses Paid” are equal to the annualized average weighted expense ratio for the underlying funds multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

Diversified Equity Fund
Underlying Vanguard Funds
As of April 30, 2023
Vanguard U.S. Growth Fund Investor Shares	30.3%
Vanguard Growth and Income Fund Investor Shares	20.3
Vanguard WindsorTM Fund Investor Shares	19.8
Vanguard Windsor II Fund Investor Shares	15.1
Vanguard ExplorerTM Fund Investor Shares	9.6
Vanguard Mid-Cap Growth Fund	4.9
The table reflects the fund's investments, except for short-term investments.
3

Diversified Equity Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value• ($000)
Investment Companies (100.0%)
U.S. Stock Funds (100.0%)
Vanguard U.S. Growth Fund Investor Shares	15,070,326	680,727
Vanguard Growth and Income Fund Investor Shares	8,799,489	455,726
Vanguard Windsor Fund Investor Shares	21,024,004	445,919
Vanguard Windsor II Fund Investor Shares	8,545,752	338,668
Vanguard Explorer Fund Investor Shares	2,192,374	215,817
Vanguard Mid-Cap Growth Fund	5,484,992	110,797
Total Investment Companies (Cost $1,693,731)		2,247,654
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[1] Vanguard Market Liquidity Fund, 4.853% (Cost $—)	4	—
Total Investments (100.0%) (Cost $1,693,731)		2,247,654
Other Assets and Liabilities—Net (0.0%)		(283)
Net Assets (100%)		2,247,371
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.
4

Diversified Equity Fund
Statement of Assets and Liabilities
As of April 30, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $1,693,731)	2,247,654
Receivables for Investment Securities Sold	974
Receivables for Accrued Income	1
Receivables for Capital Shares Issued	308
Total Assets	2,248,937
Liabilities
Due to Custodian	220
Payables for Capital Shares Redeemed	1,346
Total Liabilities	1,566
Net Assets	2,247,371
At April 30, 2023, net assets consisted of:

Paid-in Capital	1,598,882
Total Distributable Earnings (Loss)	648,489
Net Assets	2,247,371

Net Assets
Applicable to 57,249,953 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,247,371
Net Asset Value Per Share	$39.26
See accompanying Notes, which are an integral part of the Financial Statements.
5

Diversified Equity Fund
Statement of Operations

Six Months Ended April 30, 2023
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	13,232
Net Investment Income—Note B	13,232
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	111,577
Affiliated Funds Sold	(13,107)
Realized Net Gain (Loss)	98,470
Change in Unrealized Appreciation (Depreciation) from Affiliated Funds	43,219
Net Increase (Decrease) in Net Assets Resulting from Operations	154,921
See accompanying Notes, which are an integral part of the Financial Statements.
6

Diversified Equity Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2023	Year Ended October 31, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	13,232	19,185
Realized Net Gain (Loss)	98,470	327,658
Change in Unrealized Appreciation (Depreciation)	43,219	(967,703)
Net Increase (Decrease) in Net Assets Resulting from Operations	154,921	(620,860)
Distributions
Total Distributions	(242,790)	(196,729)
Capital Share Transactions
Issued	90,157	293,317
Issued in Lieu of Cash Distributions	224,491	182,595
Redeemed	(159,709)	(443,391)
Net Increase (Decrease) from Capital Share Transactions	154,939	32,521
Total Increase (Decrease)	67,070	(785,068)
Net Assets
Beginning of Period	2,180,301	2,965,369
End of Period	2,247,371	2,180,301
See accompanying Notes, which are an integral part of the Financial Statements.
7

Diversified Equity Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2023	Year Ended October 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$41.38	$56.40	$40.98	$37.95	$35.88	$35.57
Investment Operations
Net Investment Income[1]	.236	.356	.385	.452	.455	.395
Capital Gain Distributions Received[1]	1.993	6.162	2.294	1.866	3.087	1.686
Net Realized and Unrealized Gain (Loss) on Investments	.310	(17.785)	15.438	3.447	.575	.206
Total from Investment Operations	2.539	(11.267)	18.117	5.765	4.117	2.287
Distributions
Dividends from Net Investment Income	(.256)	(.317)	(.346)	(.369)	(.383)	(.358)
Distributions from Realized Capital Gains	(4.403)	(3.436)	(2.351)	(2.366)	(1.664)	(1.619)
Total Distributions	(4.659)	(3.753)	(2.697)	(2.735)	(2.047)	(1.977)
Net Asset Value, End of Period	$39.26	$41.38	$56.40	$40.98	$37.95	$35.88
Total Return[2]	7.36%	-21.42%	45.67%	15.73%	12.82%	6.55%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,247	$2,180	$2,965	$1,919	$1,789	$1,709
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.35%	0.35%	0.35%	0.35%	0.35%	0.36%
Ratio of Net Investment Income to Average Net Assets	1.06%	0.77%	0.76%	1.19%	1.27%	1.07%
Portfolio Turnover Rate	5%	12%	6%	14%	9%	8%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
See accompanying Notes, which are an integral part of the Financial Statements.
8

Diversified Equity Fund
Notes to Financial Statements
Vanguard Diversified Equity Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in selected Vanguard actively managed U.S. Stock Funds. Financial Statements and other information about each underlying fund are available on www.vanguard.com.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
9

Diversified Equity Fund
For the six months ended April 30, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Income and capital gain distributions received are recorded on the ex-dividend date.
Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the six months ended April 30, 2023, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At April 30, 2023, 100% of the market value of the fund's investments was determined based on Level 1 inputs.
D.  As of April 30, 2023, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,699,086
Gross Unrealized Appreciation	649,356
Gross Unrealized Depreciation	(100,788)
Net Unrealized Appreciation (Depreciation)	548,568
10

Diversified Equity Fund
E.  Capital shares issued and redeemed were:
	Six Months Ended April 30, 2023	Year Ended October 31, 2022
	Shares (000)	Shares (000)
Issued	2,297	6,163
Issued in Lieu of Cash Distributions	6,342	3,454
Redeemed	(4,081)	(9,499)
Net Increase (Decrease) in Shares Outstanding	4,558	118
F.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Oct. 31, 2022 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Apr. 30, 2023 Market Value ($000)
Vanguard Explorer Fund	219,915	11,910	14,078	(1,890)	(40)	794	9,689	215,817
Vanguard Growth and Income Fund	440,104	35,413	11,319	(809)	(7,663)	3,571	31,843	455,726
Vanguard Market Liquidity Fund	—	NA1	NA1	—	—	2	—	—
Vanguard Mid-Cap Growth Fund	107,541	275	2,451	(1,865)	7,297	275	—	110,797
Vanguard U.S. Growth Fund	638,320	8,268	23,753	(9,948)	67,840	2,215	—	680,727
Vanguard Windsor Fund	443,595	62,449	34,285	1,105	(26,945)	3,695	52,563	445,919
Vanguard Windsor II Fund	331,267	20,236	15,865	300	2,730	2,680	17,482	338,668
Total	2,180,742	138,551	101,751	(13,107)	43,219	13,232	111,577	2,247,654
1	Not applicable—purchases and sales are for temporary cash investment purposes.
G.  Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
H.  Management has determined that no events or transactions occurred subsequent to April 30, 2023, that would require recognition or disclosure in these financial statements.
11

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Diversified Equity Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the fund’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the fund’s acquired fund fees and expenses were below the average expense ratio charged by funds in its peer group. The fund does not incur advisory expenses
12

directly; however, the board noted that each of the underlying funds in which the fund invests has advisory expenses below the relevant peer-group average.
The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that Vanguard’s arrangement with the fund ensures that the fund will realize economies of scale as the assets of the underlying funds grow, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
13

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Trustees’ Equity Fund approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Diversified Equity Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2022, through December 31, 2022 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
14

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2023 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q6082 062023

Semiannual Report   |   April 30, 2023
Vanguard Emerging Markets Select Stock Fund

Contents
About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangements	19
Liquidity Risk Management	21

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended April 30, 2023
Emerging Markets Select Stock Fund	Beginning Account Value 10/31/2022	Ending Account Value 4/30/2023	Expenses Paid During Period
Based on Actual Fund Return	$1,000.00	$1,200.50	$4.47
Based on Hypothetical 5% Yearly Return	1,000.00	1,020.73	4.11
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratio for that period is 0.82%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

Emerging Markets Select Stock Fund
Fund Allocation
As of April 30, 2023
China	29.0%
Taiwan	12.3
India	11.6
Brazil	9.8
South Korea	7.5
United States	4.9
Hong Kong	4.6
Thailand	3.5
Indonesia	2.6
South Africa	2.5
Mexico	1.7
United Kingdom	1.4
Saudi Arabia	1.3
Canada	1.3
Other	6.0
The table reflects the fund’s investments, except for short-term investments and derivatives.

Emerging Markets Select Stock Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (93.8%)
Argentina (0.1%)
*	YPF SA ADR	95,046	1,057
Brazil (9.2%)
	Petroleo Brasileiro SA ADR (XNYS)	972,223	10,325
	Ambev SA	2,669,666	7,579
	Vale SA Class B ADR	487,872	7,030
	Banco Bradesco SA ADR	1,810,561	5,069
	Cia Energetica de Minas Gerais Preference Shares	1,657,065	4,103
	Banco Bradesco SA Preference Shares	1,226,600	3,406
	Itau Unibanco Holding SA ADR	593,768	3,058
	Centrais Eletricas Brasileiras SA	379,218	2,574
	B3 SA - Brasil Bolsa Balcao	1,086,700	2,545
	Raizen SA Preference Shares	3,889,635	2,488
	Neoenergia SA	763,100	2,364
	TIM SA	814,389	2,286
	Banco Do Brasil SA	262,600	2,256
	Itau Unibanco Holding SA Preference Shares	419,200	2,178
	Localiza Rent a Car SA (BVMF)	168,594	1,961
*	Cia de Saneamento Basico do Estado de Sao Paulo	211,347	1,955
	Petroleo Brasileiro SA Preference Shares	395,400	1,879
	Lojas Renner SA	550,196	1,747
	Petroleo Brasileiro SA ADR	183,700	1,743
*,1	Azul SA ADR	179,405	1,168
	Petroleo Brasileiro SA	185,639	993
	Raia Drogasil SA	83,870	442
*	Magazine Luiza SA	638,520	427
*,2	Hapvida Participacoes e Investimentos SA	543,362	301
	BR Properties SA	1,557	20
	BRPR Corporate Offices FI	1,557	18
			69,915
		Shares	Market Value• ($000)
Canada (1.2%)
	First Quantum Minerals Ltd.	176,860	4,297
	Lundin Mining Corp.	276,447	2,112
	Parex Resources Inc.	100,999	2,051
*	Valeura Energy Inc.	264,800	494
			8,954
Chile (0.3%)
[1]	Sociedad Quimica y Minera de Chile SA ADR	29,951	2,021
China (27.2%)
	Tencent Holdings Ltd.	528,244	23,463
*	Alibaba Group Holding Ltd.	2,053,751	21,716
	Ping An Insurance Group Co. of China Ltd. Class H	1,089,163	7,946
*,2	Meituan Class B	383,976	6,562
	China Merchants Bank Co. Ltd. Class H	1,220,438	5,891
	Zijin Mining Group Co. Ltd. Class H	3,466,446	5,869
	China Overseas Land & Investment Ltd.	2,224,190	5,641
	China Construction Bank Corp. Class H	8,340,539	5,576
*	Trip.com Group Ltd. ADR	130,734	4,642
	Aluminum Corp. of China Ltd. Class H	7,710,875	4,581
*	Baidu Inc. Class A	283,150	4,262
	Contemporary Amperex Technology Co. Ltd. Class A (XSHE)	116,951	3,913
	Anhui Conch Cement Co. Ltd. Class H	1,204,655	3,804
	Weichai Power Co. Ltd. Class H	2,547,349	3,765
	China Tourism Group Duty Free Corp. Ltd. Class A	149,807	3,495
	Midea Group Co. Ltd. Class A	424,086	3,481
	ENN Energy Holdings Ltd.	213,574	2,928
[2]	Ganfeng Lithium Co. Ltd. Class H	443,807	2,928
	Geely Automobile Holdings Ltd.	2,284,170	2,836

Emerging Markets Select Stock Fund
		Shares	Market Value• ($000)
	GF Securities Co. Ltd. Class H	1,948,400	2,798
	Zhejiang Longsheng Group Co. Ltd. Class A	1,933,100	2,677
	China Longyuan Power Group Corp. Ltd. Class H	2,537,350	2,663
[2]	WuXi AppTec Co. Ltd. Class H	294,052	2,586
*	KE Holdings Inc. ADR	150,469	2,361
*	Daqo New Energy Corp. ADR	49,424	2,270
*,2	China Tourism Group Duty Free Corp. Ltd. Class H	99,946	2,138
	JD.com Inc. Class A	119,651	2,135
	ANTA Sports Products Ltd.	168,813	2,098
	Haier Smart Home Co. Ltd. Class H	633,600	2,065
*	Shanghai International Airport Co. Ltd. Class A	257,857	2,003
*	CITIC Securities Co. Ltd. Class H	903,554	1,903
	Contemporary Amperex Technology Co. Ltd. Class A	54,540	1,825
	Brilliance China Automotive Holdings Ltd.	4,186,000	1,760
	Muyuan Foods Co. Ltd.Class A	245,369	1,697
*	CIMC Enric Holdings Ltd.	1,810,000	1,667
	Nine Dragons Paper Holdings Ltd.	2,389,888	1,658
	Li Ning Co. Ltd.	230,768	1,650
	Midea Group Co. Ltd. Class A (XSEC)	198,594	1,630
	Ping An Bank Co. Ltd. Class A (XSHE)	848,629	1,541
	Sinoma Science & Technology Co. Ltd. Class A	487,400	1,488
*	Trip.com Group Ltd.	41,528	1,477
	Ping An Bank Co. Ltd. Class A	768,940	1,396
	Minth Group Ltd.	474,000	1,372
*	XPeng Inc. Class A	279,352	1,334
*	BeiGene Ltd.	66,950	1,314
*	Air China Ltd. Class H	1,355,852	1,200
	Bank of Ningbo Co. Ltd. Class A	284,400	1,126
	Yunnan Energy New Material Co. Ltd. Class A	74,400	1,120
[2]	Longfor Group Holdings Ltd.	383,145	1,048
	China Resources Land Ltd.	219,441	1,022
	Shenzhou International Group Holdings Ltd.	105,500	1,013
	Xtep International Holdings Ltd.	859,891	1,003
*	Baidu Inc. ADR	8,144	982
*	Tencent Music Entertainment Group ADR	132,550	982
		Shares	Market Value• ($000)
	Suofeiya Home Collection Co. Ltd. Class A	354,790	970
	China Railway Group Ltd. Class A	702,500	944
[2]	CSC Financial Co. Ltd. Class H	920,657	937
*	Zai Lab Ltd.	267,400	936
	Ping An Insurance Group Co. of China Ltd. Class A	117,700	883
	Guangzhou Tinci Materials Technology Co. Ltd. Class A	142,600	881
	Anker Innovations Technology Co. Ltd. Class A	80,600	854
*,2	Haidilao International Holding Ltd.	349,000	853
*	KE Holdings Inc. Class A	161,670	847
	China National Building Material Co. Ltd. Class H	1,090,093	818
	Wuxi Lead Intelligent Equipment Co. Ltd. Class A	140,487	778
*	Kingdee International Software Group Co. Ltd.	504,575	776
	China Pacific Insurance Group Co. Ltd. Class H	257,762	770
	Proya Cosmetics Co. Ltd. Class A	30,200	733
	Glodon Co. Ltd. Class A (XSHE)	79,600	667
	Zoomlion Heavy Industry Science and Technology Co. Ltd. Class A	707,950	663
	China Oilfield Services Ltd. Class H	540,508	636
*	Great Wall Motor Co. Ltd. Class H	523,500	635
*,2	Kuaishou Technology	95,900	635
	Zhejiang HangKe Technology Inc. Co Class A	85,437	615
	Suofeiya Home Collection Co. Ltd. Class A (XSHE)	207,445	567
*,2	Wuxi Biologics Cayman Inc.	93,500	558
	Yihai International Holding Ltd.	187,690	498
	Sinopharm Group Co. Ltd. Class H	140,000	496
*	Alibaba Group Holding Ltd. ADR	5,174	438
*	New Oriental Educatio Sp ADR	9,563	436
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	251,918	430
	Lufax Holding Ltd. ADR	245,187	417
	Wushang Group Co. Ltd. Class A	236,500	389
*	China Resources Beer Holdings Co. Ltd.	49,800	385
*	Tsingtao Brewery Co. Ltd. Class H	36,000	385

Emerging Markets Select Stock Fund
		Shares	Market Value• ($000)
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	8,100	365
*	Yatsen Holding Ltd. ADR	335,416	339
	CSPC Pharmaceutical Group Ltd.	323,199	329
*	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	110,500	316
	WuXi AppTec Co. Ltd. Class A	31,000	303
*	H World Group Ltd. ADR	6,355	298
	China Vanke Co. Ltd. Class H	190,100	297
	Aluminum Corp of China Ltd. Class A	317,594	294
	Hangzhou Tigermed Consulting Co. Ltd. Class A	22,000	289
*	Grand Baoxin Auto Group Ltd.	4,428,000	203
	Yifeng Pharmacy Chain Co. Ltd. Class A (XSHG)	27,170	196
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A (XSHE)	4,200	189
*,2	Remegen Co. Ltd. Class H	28,859	170
	Amoy Diagnostics Co. Ltd. Class A	37,094	151
[2]	Asymchem Laboratories Tianjin Co. Ltd. Class H	11,791	148
*	GDS Holdings Ltd. ADR	6,886	107
	Asymchem Laboratories Tianjin Co. Ltd. Class A	5,260	96
	Amoy Diagnostics Co. Ltd. Class A (XSHE)	21,680	88
	BTG Hotels Group Co. Ltd. Class A	26,100	82
*	Microport Scientific Corp.	32,246	72
*,2	Venus MedTech Hangzhou Inc. Class H	49,977	70
	Yifeng Pharmacy Chain Co. Ltd. Class A	5,000	36
*,3	Tianhe Chemicals Group Ltd.	4,142,000	—
			207,569
Egypt (0.0%)
	Commercial International Bank Egypt SAE GDR (Registered)	2	—
Greece (0.5%)
*	Alpha Services and Holdings SA	2,992,079	3,751
Hong Kong (4.3%)
*	Galaxy Entertainment Group Ltd.	1,482,572	10,552
	Pacific Basin Shipping Ltd.	18,738,846	6,520
	Lenovo Group Ltd.	3,878,000	3,968
	Yue Yuen Industrial Holdings Ltd.	2,572,000	3,871
*	Sands China Ltd.	824,652	2,953
	Orient Overseas International Ltd.	93,222	1,894
		Shares	Market Value• ($000)
	AIA Group Ltd.	159,250	1,734
	VTech Holdings Ltd.	111,300	668
*	Melco Resorts & Entertainment Ltd. ADR	39,437	538
	Wharf Holdings Ltd.	51,500	118
			32,816
Hungary (0.7%)
	OTP Bank Nyrt	141,164	4,302
	MOL Hungarian Oil & Gas plc	115,353	935
			5,237
India (10.9%)
	Reliance Industries Ltd.	664,832	19,744
	Housing Development Finance Corp. Ltd.	190,214	6,481
	Larsen & Toubro Ltd.	208,572	6,047
	Shriram Finance Ltd.	317,842	5,195
	ICICI Bank Ltd. ADR	192,303	4,375
	UltraTech Cement Ltd.	47,065	4,357
	Aurobindo Pharma Ltd.	557,277	4,213
	Bharti Airtel Ltd (XNSE)	410,274	4,016
	Tata Consultancy Services Ltd.	87,498	3,459
	Axis Bank Ltd.	322,308	3,402
*	Ambuja Cements Ltd.	649,697	3,159
[2]	HDFC Life Insurance Co. Ltd.	430,353	2,794
	State Bank of India	377,274	2,679
	Tech Mahindra Ltd.	208,167	2,619
	Kotak Mahindra Bank Ltd.	108,916	2,592
	Mahindra & Mahindra Ltd.	92,061	1,385
	Power Grid Corp. of India Ltd.	397,392	1,156
*	Delhivery Ltd.	230,116	1,056
	UPL Ltd.	93,561	849
[2]	SBI Life Insurance Co. Ltd.	50,994	712
*	Zomato Ltd.	785,814	628
	ICICI Bank Ltd.	55,389	625
	Apollo Hospitals Enterprise Ltd.	8,048	446
	Hindustan Unilever Ltd.	11,547	348
	Tata Steel Ltd.	246,814	327
*	Fortis Healthcare Ltd.	57,511	184
	Bharti Airtel Ltd.	32,102	162
*	Piramal Pharma Ltd.	37,048	32
			83,042
Indonesia (2.4%)
	Bank Rakyat Indonesia Persero Tbk PT	35,675,125	12,432
	Bank Mandiri Persero Tbk PT	10,448,000	3,693
	Bank Central Asia Tbk PT	2,788,355	1,726
*	Semen Indonesia Persero Tbk PT	1,177,894	479
			18,330
Japan (0.1%)
*	Universal Entertainment Corp.	45,900	966
Kenya (0.1%)
	Equity Group Holdings plc	2,835,914	956

Emerging Markets Select Stock Fund
		Shares	Market Value• ($000)
Mexico (1.6%)
	Grupo Financiero Banorte SAB de CV Class O	748,610	6,474
	Wal-Mart de Mexico SAB de CV	542,380	2,187
*	Cemex SAB de CV ADR	308,447	1,850
	Qualitas Controladora SAB de CV	109,944	727
	Grupo Mexico SAB de CV Series B	107,363	528
	Corp. Inmobiliaria Vesta SAB de CV	98,400	311
			12,077
Other (1.2%)
[4]	Vanguard FTSE Emerging Markets ETF	222,923	8,970
Philippines (0.4%)
	Bdo Unibank Inc.	1,122,473	2,926
	Ayala Land Inc.	411,400	199
			3,125
Poland (0.3%)
*,2	Allegro.eu SA	147,294	1,161
	KGHM Polska Miedz SA	34,440	991
			2,152
Romania (0.1%)
	Banca Transilvania SA	235,045	1,007
Russia (0.0%)
*,3	MMC Norilsk Nickel PJSC ADR	200,203	—
*,3	Sberbank of Russia PJSC	1,473,153	—
*,3	Mobile TeleSystems PJSC ADR	93,946	—
*,3	Moscow Exchange MICEX-RTS PJSC	536,630	—
*,3	Magnit PJSC GDR (Registered)	2	—
*,3	MMC Norilsk Nickel PJSC	1,247	—
*,3	Sberbank of Russia PJSC ADR	476,234	—
*,3	LUKOIL PJSC ADR	102,385	—
*,3	Novatek PJSC GDR (Registered)	6,724	—
*,1,3	Ozon Holdings plc ADR	37,493	—
*,3	Magnit PJSC	12,527	—
*,3	Gazprom PJSC	926,846	—
			—
Saudi Arabia (1.2%)
[2]	Saudi Arabian Oil Co.	450,781	4,345
	Saudi British Bank	235,471	2,286
	Al Rajhi Bank	91,085	1,880
	Saudi Telecom Co.	72,366	871
			9,382
Singapore (0.6%)
	Wilmar International Ltd.	1,612,000	4,761
South Africa (2.4%)
	AngloGold Ashanti Ltd. ADR	232,459	6,179
	Sasol Ltd.	342,139	4,455
	Impala Platinum Holdings Ltd.	239,823	2,335
	FirstRand Ltd.	315,005	1,110
*	Discovery Ltd.	107,167	843
	Naspers Ltd. Class N	4,635	826
		Shares	Market Value• ($000)
	Gold Fields Ltd.	45,957	716
	Harmony Gold Mining Co. Ltd.	115,612	542
	Thungela Resources Ltd.	56,635	525
	Sibanye Stillwater Ltd.	198,469	439
			17,970
South Korea (7.0%)
	Samsung Electronics Co. Ltd. (XKRX)	302,243	14,872
	SK Hynix Inc.	108,109	7,274
	LG Chem Ltd. (XKRX)	9,293	5,162
	Hyundai Motor Co.	23,991	3,554
	Hankook Tire & Technology Co. Ltd.	136,687	3,530
	DB Insurance Co. Ltd.	55,938	3,516
	POSCO Holdings Inc.	10,568	2,991
	Samsung Electronics Co. Ltd. Preference Shares	71,045	2,970
	Samsung SDI Co. Ltd. (XKRX)	5,407	2,806
	Hana Financial Group Inc.	60,295	1,895
	Shinhan Financial Group Co. Ltd.	53,870	1,410
	Doosan Bobcat Inc.	34,525	1,325
	KB Financial Group Inc.	26,800	995
	WONIK IPS Co. Ltd.	32,805	751
	NAVER Corp.	4,531	656
			53,707
Taiwan (11.6%)
	Taiwan Semiconductor Manufacturing Co. Ltd. (XTAI)	2,754,842	45,112
	Hon Hai Precision Industry Co. Ltd.	2,556,685	8,712
	Compal Electronics Inc.	6,334,000	4,943
	MediaTek Inc.	222,555	4,839
	Lite-On Technology Corp. ADR	1,878,000	4,499
	United Integrated Services Co. Ltd.	409,000	2,890
	Elite Material Co. Ltd.	504,000	2,696
*	United Microelectronics Corp.	1,455,926	2,342
	Evergreen Marine Corp. Taiwan Ltd.	344,348	1,819
*	Nanya Technology Corp.	787,000	1,744
	Silergy Corp.	108,000	1,705
	Chroma ATE Inc.	244,000	1,515
	Airtac International Group	39,799	1,445
	E Ink Holdings Inc.	227,000	1,414
	President Chain Store Corp.	120,700	1,063
	ASPEED Technology Inc.	11,553	989
	Accton Technology Corp.	36,000	352
			88,079
Thailand (3.3%)
	PTT Exploration & Production PCL	1,267,510	5,515
	SCB X PCL Foreign	1,452,100	4,417
	Charoen Pokphand Foods PCL	5,819,800	3,465
*	CP ALL PCL	1,741,494	3,310
	Kasikornbank PCL	712,907	2,617
	Bangkok Bank PCL NVDR	469,100	2,163
	Kasikornbank PCL NVDR	513,679	1,886
	Bangkok Bank PCL (Registered)	215,800	995

Emerging Markets Select Stock Fund
		Shares	Market Value• ($000)
	Bangkok Dusit Medical Services PCL Class F	404,300	347
	Central Pattana PCL	142,770	285
	Indorama Ventures PCL NVDR	214,200	214
			25,214
Turkey (0.2%)
	Akbank TAS	1,691,388	1,399
United Arab Emirates (0.5%)
	Abu Dhabi Commercial Bank PJSC	1,587,605	3,814
	Emaar Properties PJSC	211,901	344
			4,158
United Kingdom (1.3%)
	Standard Chartered plc	760,849	6,028
	Fresnillo plc	201,336	1,802
	Anglo American plc	30,547	941
*	Polymetal International plc	121,016	428
*	Centamin plc	297,387	386
	Hikma Pharmaceuticals plc	9,793	227
[2]	Airtel Africa plc	126,660	191
			10,003
United States (4.6%)
*	MercadoLibre Inc.	5,786	7,392
	Credicorp Ltd.	51,631	6,995
	Freeport-McMoRan Inc.	126,596	4,799
	Cognizant Technology Solutions Corp. Class A	51,280	3,062
*	Sea Ltd. ADR	32,952	2,510
*	Coupang Inc. Class A	128,048	2,146
	Schwab Emerging Markets Equity ETF	83,417	2,030
*	Flex Ltd.	84,985	1,748
	Copa Holdings SA Class A	18,416	1,663
	Ternium SA ADR	25,407	1,102
*	MakeMyTrip Ltd.	32,601	764
	Patria Investments Ltd. Class A	42,616	632
		Shares	Market Value• ($000)
*,3	Yandex NV Class A	11,746	—
			34,843
Vietnam (0.5%)
	Vietnam Dairy Products JSC	1,137,100	3,399
Total Common Stocks (Cost $706,644)			714,860
Temporary Cash Investments (5.6%)
Money Market Fund (5.6%)
[5,6]	Vanguard Market Liquidity Fund, 4.853% (Cost $42,824)	428,347	42,830
Total Investments (99.4%) (Cost $749,468)			757,690
Other Assets and Liabilities—Net (0.6%)			4,662
Net Assets (100%)			762,352
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,871,000.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2023, the aggregate value was $28,137,000, representing 3.7% of net assets.
3	Security value determined using significant unobservable inputs.
4	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Collateral of $2,605,000 was received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
MSCI Emerging Markets Index	June 2023	658	32,380	706

See accompanying Notes, which are an integral part of the Financial Statements.

Emerging Markets Select Stock Fund
Statement of Assets and Liabilities
As of April 30, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $697,381)	705,890
Affiliated Issuers (Cost $52,087)	51,800
Total Investments in Securities	757,690
Investment in Vanguard	27
Cash	2,556
Cash Collateral Pledged—Futures Contracts	977
Foreign Currency, at Value (Cost $2,089)	2,116
Receivables for Investment Securities Sold	1,946
Receivables for Accrued Income	4,457
Receivables for Capital Shares Issued	289
Variation Margin Receivable—Futures Contracts	165
Total Assets	770,223
Liabilities
Payables for Investment Securities Purchased	2,329
Collateral for Securities on Loan	2,605
Payables to Investment Advisor	982
Payables for Capital Shares Redeemed	334
Payables to Vanguard	94
Foreign Capital Gain Taxes Payable	5
Deferred Foreign Capital Gains Taxes	1,522
Total Liabilities	7,871
Net Assets	762,352
1 Includes $1,871,000 of securities on loan.
At April 30, 2023, net assets consisted of:

Paid-in Capital	822,975
Total Distributable Earnings (Loss)	(60,623)
Net Assets	762,352

Net Assets
Applicable to 37,814,842 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	762,352
Net Asset Value Per Share	$20.16

See accompanying Notes, which are an integral part of the Financial Statements.

Emerging Markets Select Stock Fund
Statement of Operations

Six Months Ended April 30, 2023
($000)
Investment Income
Income
Dividends—Unaffiliated Issuers[1]	10,684
Dividends—Affiliated Issuers	138
Non-Cash Dividends	1,409
Interest—Unaffiliated Issuers	26
Interest—Affiliated Issuers	893
Securities Lending—Net	16
Total Income	13,166
Expenses
Investment Advisory Fees—Note B
Basic Fee	1,911
Performance Adjustment	(4)
The Vanguard Group—Note C
Management and Administrative	949
Marketing and Distribution	23
Custodian Fees	99
Shareholders’ Reports	22
Trustees’ Fees and Expenses	—
Other Expenses	11
Total Expenses	3,011
Net Investment Income	10,155
Realized Net Gain (Loss)
Capital Gains Distributions Received – Affiliated Issuers	—
Investment Securities Sold—Unaffiliated Issuers[2]	(10,653)
Investment Securities Sold—Affiliated Issuers	(122)
Futures Contracts	(156)
Forward Currency Contracts	14
Foreign Currencies	(117)
Realized Net Gain (Loss)	(11,034)
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers[3]	121,760
Investment Securities—Affiliated Issuers	899
Futures Contracts	2,720
Foreign Currencies	37
Change in Unrealized Appreciation (Depreciation)	125,416
Net Increase (Decrease) in Net Assets Resulting from Operations	124,537
1	Dividends are net of foreign withholding taxes of $1,207,000.
2	Realized gain (loss) is net of foreign capital gain taxes of $201,000.
3	The change in unrealized appreciation (depreciation) is net of the change in deferred foreign capital gains taxes of $18,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Emerging Markets Select Stock Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2023	Year Ended October 31, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	10,155	26,378
Realized Net Gain (Loss)	(11,034)	(59,867)
Change in Unrealized Appreciation (Depreciation)	125,416	(261,612)
Net Increase (Decrease) in Net Assets Resulting from Operations	124,537	(295,101)
Distributions
Total Distributions	(25,482)	(59,107)
Capital Share Transactions
Issued	90,576	179,568
Issued in Lieu of Cash Distributions	21,665	50,609
Redeemed	(78,346)	(220,976)
Net Increase (Decrease) from Capital Share Transactions	33,895	9,201
Total Increase (Decrease)	132,950	(345,007)
Net Assets
Beginning of Period	629,402	974,409
End of Period	762,352	629,402

See accompanying Notes, which are an integral part of the Financial Statements.

Emerging Markets Select Stock Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2023	Year Ended October 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$17.42	$27.09	$22.18	$21.87	$19.68	$22.56
Investment Operations
Net Investment Income[1]	.274	.715	.457	.298	.474[2]	.414
Net Realized and Unrealized Gain (Loss) on Investments	3.181	(8.724)	4.729	.483	2.208	(2.943)
Total from Investment Operations	3.455	(8.009)	5.186	.781	2.682	(2.529)
Distributions
Dividends from Net Investment Income	(.715)	(.486)	(.276)	(.471)	(.492)	(.351)
Distributions from Realized Capital Gains	—	(1.175)	—	—	—	—
Total Distributions	(.715)	(1.661)	(.276)	(.471)	(.492)	(.351)
Net Asset Value, End of Period	$20.16	$17.42	$27.09	$22.18	$21.87	$19.68
Total Return[3]	20.05%	-31.16%	23.44%	3.51%	13.96%	-11.39%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$762	$629	$974	$670	$702	$564
Ratio of Total Expenses to Average Net Assets[4]	0.82%	0.78%	0.84%	0.85%	0.93%	0.94%
Ratio of Net Investment Income to Average Net Assets	2.74%	3.26%	1.65%	1.43%	2.25%[2]	1.85%
Portfolio Turnover Rate	21%	41%	48%	52%	46%	76%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Net investment income per share and the ratio of net investment income to average net assets include $0.071 and 0.34%, respectively, resulting from a special dividend from Naspers Ltd. in September 2019.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Includes performance-based investment advisory fee increases (decreases) of 0.00%, (0.04%), 0.02%, (0.01%), 0.07%, and 0.05%.

See accompanying Notes, which are an integral part of the Financial Statements.

Emerging Markets Select Stock Fund
Notes to Financial Statements
Vanguard Emerging Markets Select Stock Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of

Emerging Markets Select Stock Fund
the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2023, the fund’s average investments in long and short futures contracts represented 4% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of

Emerging Markets Select Stock Fund
Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the fund’s understanding of the applicable countries’ tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains.
B.	The investment advisory firms Wellington Management Company llp, Baillie Gifford Overseas Ltd., Oaktree Fund Advisors, LLC, and Pzena Investment Management, LLC, each provide investment advisory services to a portion of the fund for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fees of Wellington Management Company llp, Baillie Gifford Overseas Ltd., Oaktree Fund Advisors, LLC, and Pzena Investment Management, LLC are subject to quarterly adjustments based on performance relative to the FTSE Emerging Index for the preceding three years.
Vanguard manages the cash reserves of the fund as described below.
For the six months ended April 30, 2023, the aggregate investment advisory fee paid to all advisors represented an effective annual basic rate of 0.52% of the fund’s average net assets, before a net decrease of $4,000 (less than 0.01%) based on performance.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, distribution and cash management services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.

Emerging Markets Select Stock Fund
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2023, the fund had contributed to Vanguard capital in the amount of $27,000, representing less than 0.01% of the fund’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	126,819	2,048	—	128,867
Common Stocks—Other	33,334	552,659	—	585,993
Temporary Cash Investments	42,830	—	—	42,830
Total	202,983	554,707	—	757,690
Derivative Financial Instruments
Assets
Futures Contracts[1]	706	—	—	706
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	At April 30, 2023, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	706	—	706
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Emerging Markets Select Stock Fund
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2023, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	(156)	—	(156)
Forward Currency Contracts	—	14	14
Realized Net Gain (Loss) on Derivatives	(156)	14	(142)
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	2,720	—	2,720
Change in Unrealized Appreciation (Depreciation) on Derivatives	2,720	—	2,720
F.	As of April 30, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	762,745
Gross Unrealized Appreciation	109,317
Gross Unrealized Depreciation	(113,666)
Net Unrealized Appreciation (Depreciation)	(4,349)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2022, the fund had available capital losses totaling $52,483,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2023; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
G.	During the six months ended April 30, 2023, the fund purchased $146,481,000 of investment securities and sold $146,405,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended April 30, 2023, such purchases were $0 and sales were $59,000, resulting in net realized gain (loss) of $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.

Emerging Markets Select Stock Fund
H.	Capital shares issued and redeemed were:

	Six Months Ended April 30, 2023	Year Ended October 31, 2022
	Shares (000)	Shares (000)
Issued	4,490	8,139
Issued in Lieu of Cash Distributions	1,130	2,150
Redeemed	(3,928)	(10,131)
Net Increase (Decrease) in Shares Outstanding	1,692	158
I.	Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:
		Current Period Transactions
	Oct. 31, 2022 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Apr. 30, 2023 Market Value ($000)
Vanguard FTSE Emerging Markets ETF	5,342	8,942	6,089	(124)	899	138	—	8,970
Vanguard Market Liquidity Fund	27,141	NA1	NA1	2	—	893	—	42,830
Total	32,483	8,942	6,089	(122)	899	1,031	—	51,800
1	Not applicable—purchases and sales are for temporary cash investment purposes.
J.	Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund's use of derivative(s) and the specific risks associated is described under significant accounting policies.
K.	Management has determined that no events or transactions occurred subsequent to April 30, 2023, that would require recognition or disclosure in these financial statements.

Trustees Approve Advisory Arrangements
The board of trustees of Vanguard Emerging Markets Select Stock Fund has renewed the fund’s investment advisory arrangements with Pzena Investment Management, LLC (Pzena), Oaktree Fund Advisors, LLC (Oaktree), Baillie Gifford Overseas Limited (Baillie Gifford), and Wellington Management Company llp (Wellington Management). The board determined that renewing the fund’s advisory arrangements was in the best interests of the fund and its shareholders.
The board based its decisions upon an evaluation of each advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisors and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.
Nature, extent, and quality of services
The board reviewed the quality of the fund’s investment management services over both the short and long term and took into account the organizational depth and stability of each advisor. The board considered the following:
Pzena. Founded in 1995, Pzena is a global investment management firm that employs a classic value investment approach. Pzena seeks to buy good businesses at low prices, focusing exclusively on companies that are underperforming their historically demonstrated earnings power.
Pzena's research team conducts intensive fundamental research, buying companies only when the problems are judged to be temporary, management has a viable strategy to generate earnings recovery, and much of the downside risk is believed to already be factored into the share price. Pzena has advised a portion of the fund since the fund's inception in 2011.
Oaktree. Founded in 1995, Oaktree is an investment advisory firm that focuses on certain specialized investment areas, including emerging markets. The portfolio manager for Oaktree’s portion of the fund has more than 20 years of investment experience and is supported by an analyst team focused only on emerging markets equity investing. The team’s fundamental research focuses on companies with strong cash flow generation and attractive returns on capital, seeking to purchase these companies at favorable valuations. The team emphasizes developing in-depth industry knowledge by traveling extensively to meet with company management. Oaktree has advised a portion of the fund since the fund’s inception in 2011.
Baillie Gifford. Baillie Gifford—a unit of Baillie Gifford & Co., founded in 1908—is among the largest independently owned investment management firms in the United Kingdom. Consistent with its long-term approach, Baillie Gifford’s emerging markets equity team focuses on companies it believes possess the most substantial growth prospects over the next 5 to 10 years. The team’s deep, differentiated analysis and intentional regional rotations avoid home bias and encourage depth across industries. The team is willing to deviate meaningfully from the benchmark and endure short-term volatility in order to invest in companies the team believes have the most potential for substantial long-term growth. Baillie Gifford has managed a portion of the fund since 2018.
Wellington Management. Founded in 1928, Wellington Management is among the nation’s oldest and most respected institutional investment managers. The advisor employs a “research portfolio” approach by allocating sleeves to global industry analysts based on each analyst’s area of industry coverage. The global industry analysts make independent buy and sell decisions in their respective industries. Wellington Management has advised a portion of the fund since the fund’s inception in 2011.
The board concluded that each advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.
Investment performance
The board considered the short- and long-term performance of the fund and each advisor, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangements should continue.
Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rates were also below the peer-group average.
The board did not consider the profitability of Pzena, Oaktree, Baillie Gifford, or Wellington Management in determining whether to approve the advisory fees because the firms are independent of Vanguard and the advisory fees are the result of arm’s-length negotiations.
The benefit of economies of scale
The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the advisory fee schedules with Pzena, Oaktree, Baillie Gifford, and Wellington Management. The breakpoints reduce the effective rate of the fees as the fund’s assets managed by each advisor increase.
The board will consider whether to renew the advisory arrangements again after a one-year period.

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Trustees’ Equity Fund approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Emerging Markets Select Stock Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2022, through December 31, 2022 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.

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You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2023 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q7522 062023

Semiannual Report   |   April 30, 2023
Vanguard Commodity Strategy Fund

Contents
About Your Fund’s Expenses	1
Consolidated Financial Statements	4
Trustees Approve Advisory Arrangement	17
Liquidity Risk Management	19

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Consolidated Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended April 30, 2023
Commodity Strategy Fund	Beginning Account Value 10/31/2022	Ending Account Value 4/30/2023	Expenses Paid During Period
Based on Actual Fund Return	$1,000.00	$974.90	$1.03
Based on Hypothetical 5% Yearly Return	1,000.00	1,023.75	1.05
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratio for that period is 0.21%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

Commodity Strategy Fund
Fund Allocation
As of April 30, 2023
U.S. Government Securities	100.0%
The table reflects the fund’s investments, except for short-term investments and derivatives. The agency and mortgage-backed securities may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.
3

Commodity Strategy Fund
Consolidated Financial Statements (unaudited)
Consolidated Schedule of Investments
As of April 30, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (77.1%)
U.S. Government Securities (77.1%)
	United States Treasury Inflation Indexed Bonds	0.375%	7/15/23	86,289	86,046
	United States Treasury Inflation Indexed Bonds	0.625%	1/15/24	82,153	80,870
	United States Treasury Inflation Indexed Bonds	0.500%	4/15/24	46,131	45,057
	United States Treasury Inflation Indexed Bonds	0.125%	7/15/24	74,591	72,703
	United States Treasury Inflation Indexed Bonds	0.125%	10/15/24	66,536	64,665
	United States Treasury Inflation Indexed Bonds	0.250%	1/15/25	68,212	66,166
	United States Treasury Inflation Indexed Bonds	2.375%	1/15/25	46,494	46,733
	United States Treasury Inflation Indexed Bonds	0.125%	4/15/25	54,504	52,588
	United States Treasury Inflation Indexed Bonds	0.375%	7/15/25	74,799	72,777
	United States Treasury Inflation Indexed Bonds	0.125%	10/15/25	66,312	64,043
	United States Treasury Inflation Indexed Bonds	0.625%	1/15/26	62,976	61,362
	United States Treasury Inflation Indexed Bonds	2.000%	1/15/26	30,006	30,297
	United States Treasury Inflation Indexed Bonds	0.125%	4/15/26	51,238	49,060
	United States Treasury Inflation Indexed Bonds	0.125%	7/15/26	62,769	60,327
	United States Treasury Inflation Indexed Bonds	0.125%	10/15/26	70,880	67,867
	United States Treasury Inflation Indexed Bonds	0.375%	1/15/27	58,452	56,214
	United States Treasury Inflation Indexed Bonds	2.375%	1/15/27	29,012	29,969
	United States Treasury Inflation Indexed Bonds	0.125%	4/15/27	72,406	68,786
	United States Treasury Inflation Indexed Bonds	0.375%	7/15/27	64,444	62,118
	United States Treasury Inflation Indexed Bonds	1.625%	10/15/27	72,609	73,755
	United States Treasury Inflation Indexed Bonds	0.500%	1/15/28	65,811	63,405
	United States Treasury Inflation Indexed Bonds	1.750%	1/15/28	27,275	27,812
	United States Treasury Inflation Indexed Bonds	1.250%	4/15/28	36,308	36,274
	United States Treasury Inflation Indexed Bonds	3.625%	4/15/28	27,900	30,982
Total U.S. Government and Agency Obligations (Cost $1,432,539)					1,369,876
				Shares
Temporary Cash Investments (28.4%)
Money Market Fund (9.0%)
[1]	Vanguard Market Liquidity Fund	4.853%		1,593,807	159,365
4

Commodity Strategy Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (19.4%)
[2,3]	United States Treasury Bill	4.600%	5/4/23	57,000	56,980
[2,3]	United States Treasury Bill	4.811%	5/18/23	40,500	40,416
[3]	United States Treasury Bill	4.777%	5/23/23	21,300	21,244
[3]	United States Treasury Bill	4.656%	6/20/23	42,300	42,015
[3]	United States Treasury Bill	5.000%	6/27/23	15,500	15,380
[3]	United States Treasury Bill	4.787%	6/29/23	10,000	9,918
[2,3]	United States Treasury Bill	4.770%	7/18/23	31,300	30,962
[3]	United States Treasury Bill	4.990%	7/20/23	47,000	46,482
[2,3]	United States Treasury Bill	5.013%	7/25/23	42,600	42,101
[3]	United States Treasury Bill	5.036%	8/31/23	12,300	12,094
[2,3]	United States Treasury Bill	4.897%	9/14/23	26,800	26,308
					343,900
Total Temporary Cash Investments (Cost $503,308)					503,265
Total Investments (105.5%) (Cost $1,935,847)					1,873,141
Other Assets and Liabilities—Net (-5.5%)					(97,217)
Net Assets (100%)					1,775,924
Cost is in $000.
•	See Note A in Notes to Consolidated Financial Statements.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2	Securities with a value of $44,174,000 have been segregated as collateral for open over-the-counter swap contracts.
3	Security is owned by the Vanguard CSF Portfolio, which is a wholly owned subsidiary of the Commodity Strategy Fund.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Fixed Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Bloomberg Commodity Index[2]	5/11/23	MLI	105,000	(0.060)	—	(2,774)
Bloomberg Commodity Index[2]	5/23/23	BARC	15,000	(0.100)	—	(44)
Bloomberg Commodity Index 2 Month Forward[2]	5/23/23	BARC	180,000	(0.110)	—	(640)
Bloomberg Commodity Index 3 Month Forward[2]	5/23/23	GSI	30,000	(0.120)	—	(113)
BofA Merrill Lynch Commodity MLBXAKSV Excess Return Strategy[2,3]	5/11/23	MLI	60,000	(0.170)	—	(1,907)
BofA Merrill Lynch Commodity MLBXSTGV Excess Return Strategy[2,3]	5/11/23	MLI	310,000	(0.110)	—	(7,644)
BofA Merrill Lynch Commodity MLCILP3E Excess Return Strategy[2,3]	5/11/23	MLI	295,000	(0.140)	—	(6,747)
5

Commodity Strategy Fund
Over-the-Counter Total Return Swaps (continued)
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Fixed Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
CIBC Commodity CIBZC51EC Excess Return Strategy[2,3]	5/11/23	CIBC	210,000	(0.160)	—	(4,224)
Goldman Sachs Commodity i-Select Strategy 1129[2,3]	5/23/23	GSI	400,000	(0.120)	—	(1,366)
Modified Strategy DBS18 on the Bloomberg Commodity Index[2,3]	5/23/23	GSI	40,000	(0.120)	—	(114)
Societe Generale Commodity SGIXCSB1 Excess Return Strategy[2,3]	5/11/23	SOCG	160,000	(0.170)	—	(4,035)
					—	(29,608)
1	Fixed interest payment received/paid monthly.
2	Security is owned by the subsidiary.
3	Information on the components of the reference entity is available on www.vanguard.com.
BARC—Barclays Bank plc.
CIBC—Canadian Imperial Bank of Commerce.
GSI—Goldman Sachs International.
MLI—Merrill Lynch International.
SOCG—Société Generale.

See accompanying Notes, which are an integral part of the Financial Statements.
6

Commodity Strategy Fund
Consolidated Statement of Assets and Liabilities
As of April 30, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $1,776,494)	1,713,776
Affiliated Issuers (Cost $159,353)	159,365
Total Investments in Securities	1,873,141
Investment in Vanguard	65
Cash	102
Receivables for Accrued Income	2,274
Receivables for Capital Shares Issued	1,042
Total Assets	1,876,624
Liabilities
Payables for Investment Securities Purchased	67,821
Payables for Capital Shares Redeemed	3,105
Payables to Vanguard	166
Unrealized Depreciation—Over-the-Counter Swap Contracts	29,608
Total Liabilities	100,700
Net Assets	1,775,924
At April 30, 2023, net assets consisted of:

Paid-in Capital	1,959,577
Total Distributable Earnings (Loss)	(183,653)
Net Assets	1,775,924

Net Assets
Applicable to 67,899,362 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,775,924
Net Asset Value Per Share	$26.16

See accompanying Notes, which are an integral part of the Financial Statements.
7

Commodity Strategy Fund
Consolidated Statement of Operations

Six Months Ended April 30, 2023
($000)
Investment Income
Income
Interest[1]	24,870
Total Income	24,870
Expenses
The Vanguard Group—Note B
Investment Advisory Services	68
Management and Administrative	1,768
Marketing and Distribution	54
Custodian Fees	40
Shareholders’ Reports	34
Trustees’ Fees and Expenses—Note B	7
Other Expenses	8
Total Expenses	1,979
Expenses Paid Indirectly	(18)
Net Expenses	1,961
Net Investment Income	22,909
Realized Net Gain (Loss)
Investment Securities Sold[1]	(18,874)
Swap Contracts	(88,784)
Realized Net Gain (Loss)	(107,658)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	43,129
Swap Contracts	(7,060)
Change in Unrealized Appreciation (Depreciation)	36,069
Net Increase (Decrease) in Net Assets Resulting from Operations	(48,680)
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $3,135,000, less than $1,000, $1,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
8

Commodity Strategy Fund
Consolidated Statement of Changes in Net Assets

	Six Months Ended April 30, 2023	Year Ended October 31, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	22,909	94,414
Realized Net Gain (Loss)	(107,658)	131,973
Change in Unrealized Appreciation (Depreciation)	36,069	(123,543)
Net Increase (Decrease) in Net Assets Resulting from Operations	(48,680)	102,844
Distributions
Total Distributions	(244,184)	(390,043)
Capital Share Transactions
Issued	537,950	1,800,077
Issued in Lieu of Cash Distributions	186,096	271,967
Redeemed	(649,513)	(1,476,116)
Net Increase (Decrease) from Capital Share Transactions	74,533	595,928
Total Increase (Decrease)	(218,331)	308,729
Net Assets
Beginning of Period	1,994,255	1,685,526
End of Period	1,775,924	1,994,255

See accompanying Notes, which are an integral part of the Financial Statements.
9

Commodity Strategy Fund
Consolidated Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2023	June 25 2019[1] to October 31, 2019	Year Ended October 31,
			2022	2021	2020
Net Asset Value, Beginning of Period	$30.69	$36.85	$24.32	$24.83	$25.00
Investment Operations
Net Investment Income[2]	.331	1.474	.890	.265	.143
Net Realized and Unrealized Gain (Loss) on Investments	(.977)	.751	11.774	(.620)	(.313)
Total from Investment Operations	(.646)	2.225	12.664	(.355)	(.170)
Distributions
Dividends from Net Investment Income	(3.884)	(8.385)	(.134)	(.155)	—
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(3.884)	(8.385)	(.134)	(.155)	—
Net Asset Value, End of Period	$26.16	$30.69	$36.85	$24.32	$24.83
Total Return[3]	-2.51%	9.80%	52.30%	-1.45%	-0.68%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,776	$1,994	$1,686	$373	$207
Ratio of Total Expenses to Average Net Assets	0.21%[4]	0.21%[4]	0.20%	0.20%	0.20%[5]
Ratio of Net Investment Income to Average Net Assets	2.40%	4.47%	2.79%	1.15%	1.65%[5]
Portfolio Turnover Rate	18%	47%	15%	38%	7%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.21%.
5	Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.
10

Commodity Strategy Fund
Notes to Consolidated Financial Statements
Vanguard Commodity Strategy Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
The Consolidated Financial Statements include Vanguard CSF Portfolio (“the subsidiary”), which commenced operations on June 25, 2019. The subsidiary is wholly owned by the fund and is a unit trust established in the Cayman Islands under the Trusts Law (2011 Revision) of the Cayman Islands, which is organized to invest in certain commodity-linked investments on behalf of the fund, consistent with the fund’s investment objectives and policies. The commodity-linked investments and other investments held by the subsidiary are subject to the same risks that apply to similar investments if held directly by the fund. As of April 30, 2023, the fund held $314,361,000 in the subsidiary, representing 18% of the fund’s net assets. All inter-fund transactions and balances (including the fund’s investment in the subsidiary) have been eliminated, and the Consolidated Financial Statements include all investments and other accounts of the subsidiary as if held directly by the fund.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Swap Contracts: The fund gains exposure to commodities through the subsidiary's investment in swaps that earn the total return on a specified commodity index. Under the terms of the swaps, the subsidiary receives the total return on the specified index (receiving the increase or paying the decrease in the value of the specified index), applied to a notional amount. The subsidiary also pays a fixed rate applied to the notional amount. At the same time, the subsidiary invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the subsidiary. The subsidiary’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The subsidiary mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the subsidiary cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the subsidiary may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the subsidiary under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the subsidiary's net assets decline below a certain level, triggering a payment by the
11

Commodity Strategy Fund
subsidiary if the subsidiary is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the subsidiary has pledged. Any securities pledged as collateral for open contracts are noted in the Consolidated Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Consolidated Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Consolidated Statement of Assets and Liabilities as an asset (liability) and in the Consolidated Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended April 30, 2023, the fund’s average amounts of investments in total return swaps represented 100% of net assets, based on the average of notional amounts at each quarter-end during the period.
The following table summarizes the fund’s derivative assets and liabilities by counterparty for derivatives subject to arrangements that provide for offsetting assets and liabilities.
	Assets Reflected in Consolidated Statement of Assets and Liabilities[1] ($000)	Liabilities Reflected in Consolidated Statement of Assets and Liabilities[1] ($000)	Net Amount Receivable (Payable) ($000)	Amounts Not Offset in the Consolidated Statement of Assets and Liabilities		Net Exposure[3] (Not Less Than $0) ($000)
				Collateral Pledged[2] ($000)	Collateral Received[2] ($000)
Derivatives Subject to Offsetting Arrangements, by Counterparty
Barclays Bank plc	—	(684)	(684)	2,307	—	—
Canadian Imperial Bank of Commerce	—	(4,224)	(4,224)	5,672	—	—
Goldman Sachs International	—	(1,593)	(1,593)	5,459	—	—
Merrill Lynch International	—	(19,072)	(19,072)	25,521	—	—
Société Generale	—	(4,035)	(4,035)	5,215	—	—
Total	—	(29,608)	(29,608)	44,174	—	—
1  Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities.
2  Securities or other assets pledged as collateral are noted in the Consolidated Schedule of Investments and Consolidated Statement of Assets and Liabilities. Securities or other assets received as collateral are held in a segregated account and not included in the fund’s security holdings in the Consolidated Schedule of Investments.
3  Net Exposure represents the net amount receivable from the counterparty in the event of default. Counterparties are not required to exchange collateral if amount is below a specified minimum transfer amount.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The subsidiary is classified as a foreign corporation for U.S. tax purposes, and because it does not carry on a U.S. trade or business, is generally not subject to U.S. federal income tax. The subsidiary also complies with the Foreign Account Tax Compliance Act ("FATCA") and thus will not be subject to 30% withholding under
12

Commodity Strategy Fund
FATCA on any income from U.S. investments. In addition, the subsidiary is not subject to Cayman Islands income tax. The subsidiary is not required to distribute any earnings and profits to the fund. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after filing the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Consolidated Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Inflation adjustments to the face amount of inflation-indexed securities are included in interest income. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
13

Commodity Strategy Fund
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Under a separate agreement, Vanguard provides corporate management and administrative services to the subsidiary for an annual fee of 0.10% of average net assets of the subsidiary, generally settled once a month. In addition, the subsidiary pays an unaffiliated third party, VGMF I (Cayman) Limited, an affiliate of Maples Trustee Services (Cayman) Limited, a fee plus reasonable additional expenses for trustee services. All of the subsidiary’s expenses are reflected in the Consolidated Statement of Operations and in the Ratio of Total Expenses to Average Net Assets in the Consolidated Financial Highlights.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2023, the fund had contributed to Vanguard capital in the amount of $65,000, representing less than 0.01% of the fund’s net assets and 0.03% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended April 30, 2023, custodian fee offset arrangements reduced the fund’s expenses by $18,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Consolidated Schedule of Investments.
14

Commodity Strategy Fund
The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	1,369,876	—	1,369,876
Temporary Cash Investments	159,365	343,900	—	503,265
Total	159,365	1,713,776	—	1,873,141
Derivative Financial Instruments
Liabilities
Swap Contracts	—	29,608	—	29,608
E.	As of April 30, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,936,340
Gross Unrealized Appreciation	1,440
Gross Unrealized Depreciation	(64,639)
Net Unrealized Appreciation (Depreciation)	(63,199)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2022, the fund had available capital losses totaling $18,622,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2023; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended April 30, 2023, the fund purchased $262,858,000 of investment securities and sold $443,326,000 of investment securities, other than temporary cash investments.
15

Commodity Strategy Fund
G.	Capital shares issued and redeemed were:

	Six Months Ended April 30, 2023	Year Ended October 31, 2022
	Shares (000)	Shares (000)
Issued	19,311	54,611
Issued in Lieu of Cash Distributions	6,887	10,325
Redeemed	(23,279)	(45,700)
Net Increase (Decrease) in Shares Outstanding	2,919	19,236
H.	Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund's use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.	Management has determined that no events or transactions occurred subsequent to April 30, 2023, that would require recognition or disclosure in these financial statements.
16

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Commodity Strategy Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Quantitative Equity and Fixed Income Groups. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the investment management services provided to the fund since its inception in 2019; it also took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. Both the Quantitative Equity Group and the Fixed Income Group adhere to sound, disciplined investment management processes; each group’s management team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the fund’s performance since its inception in 2019, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
17

Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.
The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
18

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Trustees’ Equity Fund approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Commodity Strategy Fund's Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2022, through December 31, 2022 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
19

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© 2023 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q5172 062023

Semiannual Report   |   April 30, 2023
Vanguard Global Environmental Opportunities Stock Fund

Contents
About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangements	15
Liquidity Risk Management	16

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended April 30, 2023
	Beginning Account Value 11/16/2022	Ending Account Value 4/30/2023	Expenses Paid During Period
Based on Actual Fund Return
Global Environmental Opportunities Stock Fund
Investor Shares	$1,000.00	$1,037.00	$3.64
Admiral™ Shares	1,000.00	1,037.60	2.95
Based on Hypothetical 5% Yearly Return
Global Environmental Opportunities Stock Fund
Investor Shares	$1,000.00	$1,019.03	$3.61
Admiral Shares	1,000.00	1,019.71	2.92
The calculations are based on expenses incurred in the period from the inception on November 16, 2022 through April 30, 2023. The fund’s annualized expense ratios for that period are 0.79% for Investor Shares and 0.64% for Admiral Shares,. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period,  from inception through April 30, 2023, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (165/365).
2

Global Environmental Opportunities Stock Fund
Fund Allocation
As of April 30, 2023
United States	41.7%
China	19.8
Denmark	11.8
Spain	5.7
France	5.2
United Kingdom	4.9
Taiwan	4.5
Germany	4.2
India	2.1
Other	0.1
The table reflects the fund’s investments, except for short-term investments.
3

Global Environmental Opportunities Stock Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (97.0%)
China (19.2%)
	Xinyi Solar Holdings Ltd.	1,990,000	2,140
	Wuxi Lead Intelligent Equipment Co. Ltd. Class A	356,649	1,974
	Contemporary Amperex Technology Co. Ltd. Class A	51,633	1,728
	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	439,952	1,486
	Sungrow Power Supply Co. Ltd. Class A	56,640	925
			8,253
Denmark (11.4%)
	Novozymes A/S Class B	33,989	1,770
[1]	Orsted A/S	19,705	1,768
*	Vestas Wind Systems A/S	49,550	1,371
			4,909
France (5.0%)
	Schneider Electric SE	12,407	2,164
Germany (4.1%)
	Infineon Technologies AG	48,691	1,773
India (2.0%)
	Power Grid Corp. of India Ltd.	296,794	863
Italy (0.1%)
*	Industrie De Nora SpA	1,936	39
Spain (5.6%)
	Iberdrola SA (XMAD)	185,393	2,402
Taiwan (4.4%)
	Voltronic Power Technology Corp.	33,000	1,897
United Kingdom (4.8%)
	Croda International plc	23,461	2,061
United States (40.4%)
	Trane Technologies plc	13,220	2,456
	Waste Management Inc.	14,382	2,388
	TE Connectivity Ltd.	17,574	2,151
*	Autodesk Inc.	10,443	2,034
*	ANSYS Inc.	6,369	1,999
	Rockwell Automation Inc.	6,960	1,973
	NextEra Energy Inc.	25,349	1,943
*	Aptiv plc	18,212	1,873
	Analog Devices Inc.	3,273	589
			17,406
Total Common Stocks (Cost $40,752)			41,767
4

Global Environmental Opportunities Stock Fund
		Shares	Market Value• ($000)
Temporary Cash Investments (2.4%)
Money Market Fund (2.4%)
[2]	Vanguard Market Liquidity Fund 4.853% (Cost $1,042)	10,426	1,043
Total Investments (99.4%) (Cost $41,794)			42,810
Other Assets and Liabilities—Net (0.6%)			248
Net Assets (100%)			43,058
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2023, the aggregate value was $1,768,000, representing 4.1% of net assets.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

See accompanying Notes, which are an integral part of the Financial Statements.
5

Global Environmental Opportunities Stock Fund
Statement of Assets and Liabilities
As of April 30, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $40,752)	41,767
Affiliated Issuers (Cost $1,042)	1,043
Total Investments in Securities	42,810
Investment in Vanguard	1
Foreign Currency, at Value (Cost $69)	69
Receivables for Investment Securities Sold	112
Receivables for Accrued Income	32
Receivables for Capital Shares Issued	112
Total Assets	43,136
Liabilities
Payables for Investment Securities Purchased	28
Payables to Investment Advisor	33
Payables for Capital Shares Redeemed	6
Payables to Vanguard	6
Deferred Foreign Capital Gains Taxes	5
Total Liabilities	78
Net Assets	43,058
At April 30, 2023, net assets consisted of:

Paid-in Capital	41,780
Total Distributable Earnings (Loss)	1,278
Net Assets	43,058

Investor Shares—Net Assets
Applicable to 810,654 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	16,812
Net Asset Value Per Share—Investor Shares	$20.74

Admiral Shares—Net Assets
Applicable to 1,011,797 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	26,246
Net Asset Value Per Share—Admiral Shares	$25.94

See accompanying Notes, which are an integral part of the Financial Statements.
6

Global Environmental Opportunities Stock Fund
Statement of Operations

November 2, 2022[1] to April 30, 2023
($000)
Investment Income
Income
Dividends[2]	177
Interest[3]	30
Total Income	207
Expenses
Investment Advisory Fees—Note B	51
The Vanguard Group—Note C
Management and Administrative—Investor Shares	9
Management and Administrative—Admiral Shares	12
Custodian Fees	17
Shareholders’ Reports—Investor Shares	6
Shareholders’ Reports—Admiral Shares	1
Trustees’ Fees and Expenses	—
Other Expenses	4
Total Expenses	100
Expenses Paid Indirectly	(5)
Net Expenses	95
Net Investment Income	112
Realized Net Gain (Loss)
Investment Securities Sold[3]	156
Foreign Currencies	(2)
Realized Net Gain (Loss)	154
Change in Unrealized Appreciation (Depreciation)
Investment Securities[3,4]	1,011
Foreign Currencies	1
Change in Unrealized Appreciation (Depreciation)	1,012
Net Increase (Decrease) in Net Assets Resulting from Operations	1,278
1	Commencement of subscription period for the fund.
2	Dividends are net of foreign withholding taxes of $12,000.
3	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $30,000, ($1,000), less than $1,000, and $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
4	The change in unrealized appreciation (depreciation) is net of the change in deferred foreign capital gains taxes of $5,000.

See accompanying Notes, which are an integral part of the Financial Statements.
7

Global Environmental Opportunities Stock Fund
Statement of Changes in Net Assets

November 2, 2022[1] to April 30, 2023
($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	112
Realized Net Gain (Loss)	154
Change in Unrealized Appreciation (Depreciation)	1,012
Net Increase (Decrease) in Net Assets Resulting from Operations	1,278
Distributions
Investor Shares	—
Admiral Shares	—
Total Distributions	—
Capital Share Transactions
Investor Shares	16,289
Admiral Shares	25,491
Net Increase (Decrease) from Capital Share Transactions	41,780
Total Increase (Decrease)	43,058
Net Assets
Beginning of Period	—
End of Period	43,058
1	Commencement of subscription period for the fund.

See accompanying Notes, which are an integral part of the Financial Statements.
8

Global Environmental Opportunities Stock Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	November 2, 2022[1] to April 30, 2023

Net Asset Value, Beginning of Period	$20.00
Investment Operations
Net Investment Income[2]	.063
Net Realized and Unrealized Gain (Loss) on Investments	.677
Total from Investment Operations	.740
Distributions
Dividends from Net Investment Income	—
Distributions from Realized Capital Gains	—
Total Distributions	—
Net Asset Value, End of Period	$20.74
Total Return[3]	3.70%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$17
Ratio of Total Expenses to Average Net Assets	0.79%[4]
Ratio of Net Investment Income to Average Net Assets	0.68%
Portfolio Turnover Rate[5]	12%
The expense ratio and net investment income ratio for the current period have been annualized.
1	The subscription period for the fund was November 2, 2022, to November 15, 2022, during which time all assets were held in cash. Performance measurement began November 16, 2022, the first business day after the subscription period, at a net asset value of $20.00.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.75%.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.
9

Global Environmental Opportunities Stock Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	November 2, 2022[1] to April 30, 2023

Net Asset Value, Beginning of Period	$25.00
Investment Operations
Net Investment Income[2]	.098
Net Realized and Unrealized Gain (Loss) on Investments	.842
Total from Investment Operations	.940
Distributions
Dividends from Net Investment Income	—
Distributions from Realized Capital Gains	—
Total Distributions	—
Net Asset Value, End of Period	$25.94
Total Return[3]	3.76%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$26
Ratio of Total Expenses to Average Net Assets	0.64%[4]
Ratio of Net Investment Income to Average Net Assets	0.85%
Portfolio Turnover Rate[5]	12%
The expense ratio and net investment income ratio for the current period have been annualized.
1	The subscription period for the fund was November 2, 2022, to November 15, 2022, during which time all assets were held in cash. Performance measurement began November 16, 2022, the first business day after the subscription period, at a net asset value of $25.00.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.60%.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.
10

Global Environmental Opportunities Stock Fund
Notes to Financial Statements
Vanguard Global Environmental Opportunities Stock Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Federal Income Taxes: The fund intends to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facility and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and uncommitted credit facility provided by
11

Global Environmental Opportunities Stock Fund
Vanguard, which may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under the facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread, or based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’sinvestment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the period ended April 30, 2023, the fund did not utilize the credit facility or the Interfund Lending Program.
6. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	Ninety One North America. Inc. provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. For the six months ended April 30, 2023, the investment advisory fee represented an effective annual basic rate of 0.36% of the fund’s average net assets.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, distribution and cash management services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2023, the fund had contributed to Vanguard capital in the amount of $1,000, representing less than 0.01% of the fund’s net assets and less than 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
12

Global Environmental Opportunities Stock Fund
D.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended April 30, 2023, custodian fee offset arrangements reduced the fund’s expenses by $5,000 (an annual rate of less than 0.01% of average net assets).
E.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of April 30, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	17,406	—	—	17,406
Common Stocks—Other	—	24,361	—	24,361
Temporary Cash Investments	1,043	—	—	1,043
Total	18,449	24,361	—	42,810
F.	As of April 30, 2023, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	41,799
Gross Unrealized Appreciation	1,966
Gross Unrealized Depreciation	(955)
Net Unrealized Appreciation (Depreciation)	1,011
G.	During the six months ended April 30, 2023, the fund purchased $44,289,000 of investment securities and sold $3,717,000 of investment securities, other than temporary cash investments.
13

Global Environmental Opportunities Stock Fund
H.	Capital share transactions for each class of shares were:

	November 2, 2022[1] to April 30, 2023
	Amount ($000)	Shares (000)
Investor Shares
Issued	18,510	919
Issued in Lieu of Cash Distributions	—	—
Redeemed	(2,221)	(108)
Net Increase (Decrease)—Investor Shares	16,289	811
Admiral Shares
Issued	26,440	1,049
Issued in Lieu of Cash Distributions	—	—
Redeemed	(949)	(37)
Net Increase (Decrease)—Admiral Shares	25,491	1,012
1	Commencement of subscription period for the fund.
I.	Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
J.	Management has determined that no events or transactions occurred subsequent to April 30, 2023, that would require recognition or disclosure in these financial statements.
14

Trustees Approve Advisory Arrangements
In July 2022, the Board of Vanguard Trustees’ Equity Fund approved the launch of Vanguard Global Environmental Opportunities Stock Fund and an investment advisory arrangement with Ninety One North America, Inc. (Ninety One). The board subsequently approved amendments to the investment advisory agreement with Ninety One in September 2022. The board determined that the investment advisory arrangement with Ninety One was in the best interests of the fund and its prospective shareholders. The fund was launched on November 16, 2022.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board considered the quality of the investment management services to be provided to the fund and took into account the organizational depth and stability of the advisor. The board considered that Ninety One is an industry leading firm in the environmental, social, and Governance (ESG) investment space. Ninety One, based in Cape Town and London, is an investment management firm founded in 1991. The portfolio managers responsible for implementing Ninety One’s investment strategy have an average of over 14 years of industry experience.
The board concluded that the advisor’s experience, stability, depth, and performance, among other factors, warranted approval of the advisory arrangement.
Investment performance
The board considered the performance of other funds and portfolios managed by Ninety One. The board concluded that Ninety One has a track record of successfully managing the strategy to be employed by the fund.
Cost
The board concluded that the fund’s expense ratio will be below the average expense ratio charged by funds in its peer group and that the fund’s estimated advisory expenses for the current fiscal year would also be below the peer-group average.
The board did not consider the profitability of Ninety One in determining whether to approve the advisory fee, because Ninety One is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations.
The benefit of economies of scale
The board concluded that the fund’s prospective shareholders will benefit from economies of scale because of breakpoints in the fund’s advisory fee schedule with Ninety One. The breakpoints reduce the effective rate of the fee as the fund’s assets increase.
The board will consider whether to renew the advisory arrangement after a one-year period.
15

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Trustees’ Equity Fund approved the appointment of liquidity risk management program administrators responsible for administering Global Environmental Opportunities Stock Fund's Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2022, through December 31, 2022 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
16

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© 2023 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
QV0122 062023

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(b)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD TRUSTEES’ EQUITY FUND

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: June 19, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD TRUSTEES’ EQUITY FUND

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: June 19, 2023

VANGUARD TRUSTEES’ EQUITY FUND

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: June 19, 2023

* By:	/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on March 29, 2023 (see File Number 2-11444), Incorporated by Reference.